                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      May 16, 2005
        [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $382,971
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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
                                                                                                               VOTING AUTHORITY
                                 TITLE OR                  VALUE     SHARES/  SH/  PUT/   INVSTMT  OTHER    ----------------------
       NAME OF ISSUER             CLASS      CUSIP       X($1000)   PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE   SHARED   NONE
AFP Provida Spons                   ADR    US00709P1084    2,306     94,100    SH         Sole        1      69,000   0     25,100
America Movil                       COM    US02364W1053   55,801  1,081,422    SH         Sole        1     927,522   0    153,900
Anglogold Ashanti Ltd Spon          ADR    US0351282068   35,311  1,025,007    SH         Sole        1     894,425   0    130,582
Bancolombia                         ADR    US05968L1026    6,138    459,400    SH         Sole        1     384,200   0     75,200
Brasil Telecom Participacoes        ADR    US1055301097   23,963    733,944    SH         Sole        1     627,444   0    106,500
Check Point Software Tech Ltd       COM    IL0010824113   32,171  1,479,820    SH         Sole        1     680,200   0    799,620
Cia de Bebidas das Americas CM      ADR    US20441W1045      882     21,000    SH         Sole        1      21,000   0          0
Coca-Cola Femsa                     ADR    US1912411089      220     21,000    SH         Sole        1      21,000   0          0
Comp. Anon. Nac. Telefones          ADS    US2044211017       98      5,168    SH         Sole        1       5,168   0          0
Companhia Brasileira De Dist.       ADR    US20440T2015      346     16,500    SH         Sole        1      16,500   0          0
Embotelladora Andina                ADR
                                    Rep A  US29081P2048    1,711    132,100    SH         Sole        1      29,700   0    102,400
Embotelladora Andina                ADS
                                    Rep B  US29081P3038    2,674    200,127    SH         Sole        1     162,527   0     37,600
Femsa                               ADS    US3444191064   68,161  1,272,854    SH         Sole        1   1,089,254   0    183,600
Grupo Televisa SA                   ADR    US40049J2069      906     15,400    SH         Sole        1      15,400   0          0
KT Corporation                      ADR    US48268K1016    6,094    285,959    SH         Sole        1     236,409   0     49,550
Matav RT                            ADS    US5597761098      548     23,253    SH         Sole        1      18,653   0      4,600
Minera Buenaventura                 ADS    US2044481040      765     33,592    SH         Sole        1      33,592   0          0
Mobile Telesystems                  ADR    US6074091090   28,631    813,612    SH         Sole        1     676,012   0    137,600
Petrobras                           ADR    US71654V4086      884     20,000    SH         Sole        1      20,000   0          0
POSCO                               ADR    US6934831099   10,119    205,000    SH         Sole        1     170,400   0     34,600
Quilmes Industrial (New Preferred)  ADR    US74838Y2072    3,745    166,094    SH         Sole        1     123,728   0     42,366
SK Telecom Co Ltd                   ADR    US78440P1084    4,467    226,500    SH         Sole        1     197,400   0     29,100
Taiwan Semiconductor Co Ltd         ADR    US8740391003    3,695    435,742    SH         Sole        1           0   0    435,742
Telefonos de Mexico                 ADS
                                    (L)    US8794037809   35,183  1,018,922    SH         Sole        1     859,520   0    159,402
TIM Participacoes                   ADR    US88706P1066       75      5,000    SH         Sole        1       5,000   0          0
Vale Rio Doce Spons                 ADR    US2044121000   58,077  2,185,800    SH         Sole        1   1,850,600   0    335,200

                                           Total Market
                                             Value       382,971